Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 6,530	$ 4,103
Accumulated Depreciation	3,260	3,006
Property and equipment, net	3,270	1,097
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	2,144
Accumulated Depreciation	19
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,335	1,237
Accumulated Depreciation	1,242	1,181
Machines [Member]
Property, Plant and Equipment [Line Items]
Cost	593	572
Accumulated Depreciation	558	549
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	521	501
Accumulated Depreciation	391	375
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,266	1,128
Accumulated Depreciation	683	610
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	671	665
Accumulated Depreciation	$ 367	$ 291